Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 30,634	$ 24,159
Account receivables	682,138	489,910
Other current assets	355,001	121,460
Total Current Asset	1,067,773	635,529
Non-Current Assets
Long term investments	654,288	9,952,880
Intangible Assets (net)	45,137,942	12,726,847
Total Non-Current Assets	45,792,230	22,679,728
Total Assets	46,860,003	23,315,257
Current Liabilities:
Account Payable	323,936	139,530
Short term business loan	85,665	62,549
Total current liabilities	409,602	202,079
Long-Term Liabilities
Co-Investments	3,428,403	3,046,017
Total Long-Term Liabilities	3,428,403	3,046,017
Total Liabilities	3,838,005	3,248,096
Stockholder’s Equity:
Non-Controling Interest	11,020
Common stock, $0.0001 par value, 1,000,000,000 shares Authorized, 812,799,962 shares issued at 12/31/2023 and 500,000,000 shares Authorized, 227,001,268 shares issued 12/31/2022.	81,280	22,700
Additional paid-in capital	61,939,774	32,493,023
Accumulated deficit	(19,023,956)	(12,450,797)
Stockholders’ Equity	43,021,998	20,067,160
Total Liabilities and Stockholder’s Equity	46,860,003	23,315,257
Series A Preferred Stock [Member]
Stockholder’s Equity:
Preferred stock, value	0	0
Series C Preferred Stock [Member]
Stockholder’s Equity:
Preferred stock, value	360	120
Series D Preferred Stock [Member]
Stockholder’s Equity:
Preferred stock, value	13,516	2,113
Series E Preferred Stock [Member]
Stockholder’s Equity:
Preferred stock, value	3	0
Series F Preferred Stock [Member]
Stockholder’s Equity:
Preferred stock, value	$ 2	$ 0